Convertible Notes, Annual Principal Payments (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Annual Principal Payments [Abstract]
Twelve month period ending June 30, 2023	$ 59,620
Twelve month period ending June 30, 2024	40,624
Total	$ 250,940	$ 218,551
Second JDH Note [Member]
Convertible Notes [Abstract]
Notice period to prepay Jelco notes	5 days
Conversion price (in dollars per share)	$ 1.20
Annual Principal Payments [Abstract]
Twelve month period ending June 30, 2023	$ 8,000
Twelve month period ending June 30, 2024	3,165
Total	$ 11,165